FAIR VALUE MEASUREMENTS (Fair Value and Carrying Value of Debt) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt		$ 2,217,114
Carrying value		2,220,488	$ 2,180,700
Fair value		2,297,278	2,200,867
Less - Current maturities, Carrying value		(10,987)	(39,664)
Less - Current maturities, Fair value		(10,987)	(39,664)
Less - Unamortized deferred financing costs		(34,459)	(32,466)
Long-term debt (PBFX: $548,793 and $532,011, respectively)		2,175,042	2,108,570
Long-term debt, Fair value		2,286,291	2,161,203
Senior secured notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	[1]	0	670,867
Fair value	[1]	0	696,098
2023 Senior Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	[1]	500,000	500,000
Fair value	[1]	522,101	498,801
2025 Senior Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt		725,000	0
Carrying value			0
Fair value		763,945	0
Catalyst lease [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value		59,048	45,969	[2]
Fair value	[2]	59,048	45,969
Rail Facility [Member] | Line of Credit [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	[3]	0	0
Fair value	[3]	0	0
Revolving Credit Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	[3]	350,000	350,000
Fair value	[3]	350,000	350,000
PBF Logistics LP [Member] | PBFX Senior Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt		528,374
Carrying value	[1]	525,000	350,000
Fair value	[1]	544,118	346,135
PBF Logistics LP [Member] | Notes Payable to Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	[3]	0	39,664
Fair value	[3]	0	39,664
PBF Logistics LP [Member] | Revolving Credit Facility [Member] | Line of Credit [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	[3]	29,700	189,200
Fair value	[3]	29,700	189,200
PBF Rail Logistics Company LLC [Member] | Notes Payable to Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value	[3]	28,366	35,000
Fair value	[3]	$ 28,366	$ 35,000

[1]	The estimated fair value, categorized as a Level 2 measurement, was calculated based on the present value of future expected payments utilizing implied current market interest rates based on quoted prices of the Senior Secured Notes and PBFX Senior Notes.
[2]	Catalyst leases are valued using a market approach based upon commodity prices for similar instruments quoted in active markets and are categorized as a Level 2 measurement. The Company has elected the fair value option for accounting for its catalyst lease repurchase obligations as the Company’s liability is directly impacted by the change in fair value of the underlying catalyst.
[3]	The estimated fair value approximates carrying value, categorized as a Level 2 measurement, as these borrowings bear interest based upon short-term floating market interest rates.